Accrued and Other Liabilities - Changes in Standard Warranty Reserve (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at beginning of year	€ 36.5	€ 18.8
Standard Product Warranty Accrual, Additions from Business Acquisition	0.0	1.7
Additions for the year	74.3	51.1
Utilization of the reserve	(35.4)	(32.5)
Release of the reserve	(14.3)	(4.2)
Effect of exchange rates	(1.4)	1.6
Balance at end of year	€ 59.7	€ 36.5